Leases - Narrative (Details) $ in Thousands					12 Months Ended
	Jan. 28, 2019	Jan. 15, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jun. 01, 2014	Dec. 31, 2019 USD ($) lease	Dec. 31, 2018 lease
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease facilities identified | lease					2	3
Term of contract		36 months
Short-term lease payments			$ 16		$ 67
Contingent rents recognised as expense					79
Right-of-use assets					0
Lease liabilities			$ 0		$ 0
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		10.00%
Victoria, British Columbia
Disclosure of quantitative information about right-of-use assets [line items]
Term of contract	3 years			5 years
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 425
Lease liabilities		$ 425